Non-Controlling Interest In Versus Llc (Details) - Schedule of Financial Information of Non-Wholly Owned Subsidiary - Noncontrolling Interest [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Non-controlling interest percentage	18.10%	18.10%
Assets
Current	$ 947,592	$ 863,885
Non-current	1,646,634	3,014,296
Total Assets	2,594,226	3,878,181
Liabilities
Current	170,543	752,003
Non-current	43,183,941	37,355,830
Total Liabilities	43,354,484	38,107,833
Net liabilities	(40,760,258)	(34,229,652)
Non-controlling interest	(7,005,658)	(5,949,660)	$ (6,402,387)	$ (8,632,539)	$ (6,182,166)	$ (5,207,232)
Net loss	(4,995,685)	(9,970,767)
Net loss attributed to non-controlling interest	$ (603,271)	$ (1,693,458)